SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Shipping and handling costs	$ 5,189	$ 99,565	$ 109,775	$ 129,015
Advertising costs	4,644	25,497	26,115	158,307
FDIC insurance amount	$ 250,000